Convertible Note Derivative - Components of the derivative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities
Balance at the beginning of period	$ 25,478,212
Fair value adjustment	(179,133,742)	$ 24,786,758
Balance at the end of period	26,060,446	25,478,212
Convertible Note Derivative
Disclosure of fair value measurement of liabilities
Balance at the beginning of period	25,478,212	48,479,797
Additions	17,197,994
Conversions	(203,468,010)
Fair value adjustment	179,133,742	(24,786,758)
Foreign exchange adjustments	7,718,508	1,785,173
Balance at the end of period	26,060,446	$ 25,478,212
2016 Derivative
Disclosure of fair value measurement of liabilities
Initial fair value	19,800,000
2020 Derivative
Disclosure of fair value measurement of liabilities
Initial fair value	$ 17,200,000